Income taxes - Components of income tax expense/(benefit) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current income tax expense:
Germany	€ 15,883	€ 26,239	€ 3,729
Other countries	9	65	1
Current income tax expense	15,892	26,304	3,730
Deferred income tax expense/(benefit):
Germany	(3,501)	(19,763)	8,914
Other countries	0	29	(58)
Deferred income tax expense/(benefit)	(3,501)	(19,734)	8,856
Income tax expense	€ 12,391	€ 6,570	€ 12,586